Fidelity International Enhanced Index Fund

Supplement to the
Fidelity® International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund
April 28, 2012
Prospectus

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the "Fund Summary" section for Fidelity International Enhanced Index Fund on page 3.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in each "Fund Summary" section for Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, and Fidelity Large Cap Value Enhanced Index Fund on pages 6, 9, and 12, respectively.

Shareholder fees (fees paid directly from your investment)	None

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the "Fund Summary" section for Fidelity Mid Cap Enhanced Index Fund on page 15.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the"Fund Summary" section for Fidelity Small Cap Enhanced Index Fund on page 18.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%